Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,027,000
Previously Paid Amount	0.00
Total Fee Amount	694.23
Total Offset Amount	0.00
Net Fee	$ 694.23